Material Accounting Policy Information - Schedule of Exchange Rates Used to Reflect the Change in Presentation Currency (Details)	3 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023
Schedule of Exchange Rates Used to Reflect the Change in Presentation Currency [Abstract]
Closing rate	0.695	0.7408	0.7306	0.7389	0.751	0.7396	0.7553	0.7289
Average rate	0.7152	0.7331	0.7315	0.7415	0.734	0.7455	0.7447	0.7394